Income Taxes (Details) - FaZe Clan Inc. [Member] - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Realized percentage	50.00%		50.00%
Effective tax rate, percentage	0.00%	0.00%
Federal NOLs (in Dollars)			$ 1.0
Federal NOL carried forward (in Dollars)			50.3
Federal NOL Expire year (in Dollars)			$ 50.4